Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,454,000
Previously Paid Amount	0.00
Total Fee Amount	648.50
Total Offset Amount	0.00
Net Fee	648.50
Narrative - Max Aggregate Offering Price	$ 7,454,000
Final Prospectus	true